PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

January 31, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE     497(j) Filing for Prudential Global Total Return Fund, Inc.

Registration numbers 33-63943 and 811-04661

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 31, 2012.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary